CONSOLIDATED BALANCE SHEETS Consolidated Balance Sheets Parenthetical - shares	Dec. 31, 2017	Dec. 31, 2016
Statement of financial position [abstract]
Common shares issued (in shares)	980,932,908	964,892,433